Supplemental Financial Information	12 Months Ended
Dec. 31, 2012
Supplemental Financial Information

3 Supplemental Financial Information

Statement of Operations Information

Revenue composition

	2012	2011	2010
Goods	4,346	4,170	4,392
Patents and licenses	12	24	10

	4,358	4,194	4,402

Depreciation, amortization and impairment

Depreciation and amortization, including impairment charges, are as follows:

	2012	2011	2010
Depreciation of property, plant and equipment	247	290	359
Impairment of assets held for sale	—	—	30
Amortization of internal use software	24	10	14
Amortization of identified intangible assets	262	291	281

	533	591	684

Depreciation of property, plant and equipment in 2012 includes an additional write-off in connection with the retirement of property, plant and equipment of $1 million (2011: $1 million; 2010: $7 million). Depreciation of property, plant and equipment resulting from the acquisition accounting of $11 million (2011: $10 million; 2010: $21 million) is also included. Furthermore, depreciation of property, plant and equipment in 2012 includes $2 million relating to write-downs and impairment charges (2011: $6 million; 2010: $21 million). The 2010 write-downs related to additional depreciation of our ICN5 and ICN6 wafer fabs in Nijmegen, the Netherlands.

In 2010 an impairment of $30 million for real estate and other property was recognized as a result of classifying certain tangible fixed assets as held-for-sale.

Amortization of identified intangible assets in 2012 reflects amortization of identified intangible assets resulting from acquisition accounting of $262 million (2011: $291 million; 2010: $281 million).

Depreciation of property, plant and equipment is primarily included in cost of revenue. Amortization of intangible assets is primarily reported in the selling, general and administrative expenses.

Other income and expense

Other income and expense consists of the following:

	2012	2011	2010
Result on disposal of property, plant and equipment:
- income	1	8	8
- expense	—	(18)	—
Result on disposal of businesses:
- income	19	—	—
- expense	—	—	(37)
Result on other items:
- income	10	17	19
- expense	(1)	(3)	(6)

Total other income	30	25	27
Total other expense	(1)	(21)	(43)

Total other income (expense)	29	4	(16)

In 2012, the result on disposal of properties consists of various smaller items. In 2011, the result on disposal of properties mainly related to the sale of land and buildings in San Jose, USA (a loss of $17 million) and the sale of equipment in Nijmegen, the Netherlands (a gain of $5 million). Furthermore, the sale of a building in Southampton, UK, which was classified as assets held for sale, resulted in a gain of $2 million. In 2010, the result on disposal of properties mainly related to the sale of a building in Hamburg, Germany ($5 million), which was classified as assets held for sale.

In 2012, the result on disposal of businesses related to the sale of our High Speed Data Converter business. In 2011, no results on disposal of businesses were recorded. In 2010, the result on disposal of businesses mainly related to the divestment of the Home business to Trident (loss $26 million) and the divestment of NuTune (loss $7 million).

The remaining income and expense on other items consists of various smaller items for all periods reported.

Foreign exchange differences

In 2012, cost of revenue included foreign exchange differences amounting to a loss of $4 million (2011: a gain of $9 million; 2010: a loss of $20 million).

Financial income and expense

	2012	2011	2010
Interest income	4	5	2
Interest expense	(270)	(312)	(320)

Total interest expense, net	(266)	(307)	(318)
Net gain (loss) on extinguishment of debt	(161)	(32)	57
Sale of securities and other financial assets	—	—	8
Foreign exchange rate results	28	128	(331)
Miscellaneous financing costs/income, net	(38)	(46)	(44)

Total other financial income and expense	(171)	50	(310)

Total	(437)	(257)	(628)

In 2012, interest expense, net, of $266 million (2011: $307 million; 2010: $318 million) was mainly related to the interest expense on the euro-denominated and U.S. dollar-denominated notes. The lower interest expense in 2012 resulted from several transactions to optimize our debt portfolio. See Note 5 “Debt”.

Furthermore in 2012, a net loss on extinguishment of debt of $161 million (2011: a loss of $32 million; 2010: a gain of $57 million) was recorded in connection with the various bond exchange and repurchase offers. See Note 5 “Debt”.

Included in the sale of securities and other financial assets is the sale of Virage shares in 2010 (a gain of $7 million).

In 2012 foreign exchange results amounted to a gain of $28 million (2011: a gain of $128 million; 2010: a loss of $331 million) and are composed of the following exchange rate fluctuations:

•

the remeasurement of the U.S. dollar-denominated notes and short-term loans, which reside in a euro functional currency entity, of a gain of $9 million (2011: a gain of $124 million; 2010: a loss of $307 million);

•	intercompany financing resulting in a gain of $3 million (2011: a loss of $7 million; 2010: a gain of $16 million);

•	the Company’s foreign currency cash and cash equivalents resulting in a gain of $16 million (2011: a gain of $10 million; 2010: a loss of $43 million);

•	foreign currency contracts resulting in a loss of $1 million (2011: a gain of $1 million; 2010: a gain of $2 million);

•	remaining items, a gain of $1 million in 2012 (2011: no material results; 2010: a gain of $1 million).

Included in miscellaneous financing costs in 2012 is the amortization of capitalized debt issuance costs of $32 million (2011: $27 million; 2010: $31 million). In 2011 and 2010, this position also included incidental interest on capital lease obligations of $10 million and $13 million, respectively.

The Company has applied net investment hedging since May, 2011. The U.S. dollar exposure of the net investment in U.S. dollar functional currency subsidiaries of $1.7 billion has been hedged by our U.S. dollar-denominated notes. As a result in 2012 a benefit of $26 million (2011: a charge of $203 million) was recorded in other comprehensive income (loss) relating to the foreign currency result on the U.S. dollar-denominated notes that are recorded in a euro functional currency entity.

Earnings per share

The computation of earnings per share (EPS) is presented in the following table:

	2012	2011	2010
Income (loss) from continuing operations	(53)	2	(465)
Less: Net income (loss) attributable to non-controlling interests	63	46	50

Income (loss) from continuing operations attributable to stockholders	(116)	(44)	(515)
Income (loss) from discontinued operations attributable to stockholders	1	434	59

Net income (loss) attributable to stockholders	(115)	390	(456)
Weighted average number of shares outstanding (after deduction of treasury shares) during the year (in thousands):
Basic and diluted	248,064	248,812	229,280
Basic and diluted EPS attributable to stockholders in $: 1)
Income (loss) from continuing operations	(0.46)	(0.17)	(2.25)
Income (loss) from discontinued operations	—	1.74	0.26

Net income (loss)	(0.46)	1.57	(1.99)

1)

In 2012, 32,394,794 securities (2011: 27,789,634 securities; 2010: 24,350,650 securities) that could potentially dilute basic EPS were not included in the computation of dilutive EPS because the effect would have been anti-dilutive for the periods presented.

Balance Sheet Information

Cash and cash equivalents

At December 31, 2012, our cash balance was $617 million (2011: $743 million), of which $288 million (2011: $261 million) was held by SSMC, our joint venture company with TSMC. A portion of this cash can be distributed by way of dividend to us, but 38.8% of the dividend will be paid to our joint venture partner as well. In 2012, there was a dividend distribution from SSMC amounting to $100 million (2011: $170 million) of which $39 million (2011: $66 million) was paid to TSMC.

Receivables, net

Accounts receivable are summarized as follows:

	2012	2011
Accounts receivable from third parties	463	425
Allowance for doubtful accounts	(4)	(4)
Accounts receivable from equity-accounted investees (net)	—	20
Other receivables	51	38

	510	479

The current portion of income taxes receivable of $3 million (2011: $14 million) is included under other receivables.

Inventories, net

Inventories are summarized as follows:

	2012	2011
Raw materials	70	69
Work in process	515	415
Finished goods	130	134

	715	618

The portion of the finished goods stored at customer locations under consignment amounted to $20 million as of December 31, 2012 (2011: $15 million).

The amounts recorded above are net of an allowance for obsolescence of $61 million as of December 31, 2012 (2011: $62 million).

Property, plant and equipment, net

The following table presents details of the Company’s property, plant and equipment, net of accumulated depreciation:

	Useful Life (in years)	2012	2011
Land		59	62
Buildings	9 to 50	452	432
Machinery and installations	2 to 7	1,338	1,332
Other Equipment	1 to 5	186	185
Prepayments and construction in progress		68	54

		2,103	2,065
Less accumulated depreciation		(1,033)	(1,002)

Property, plant and equipment, net of accumulated depreciation		1,070	1,063

Land with a book value of $59 million (2011: $62 million) is not depreciated.

Property and equipment includes $77 million (2011: $75 million) related to assets acquired under capital leases. Accumulated depreciation related to these assets was $65 million (2011: $57 million). See Note 10 for information regarding capital lease obligations.

There was no significant construction in progress and therefore no related capitalized interest.

Accrued liabilities

Accrued liabilities are summarized as follows:

	2012	2011
Payroll and related benefits	193	143
Pension-related benefits	21	21
Utilities, rent and other	28	17
Income tax payable (refer to Note 15)	29	36
Deferred tax liabilities (refer to Note 15)	4	1
Liability for unrecognized tax benefits	—	6
Communication & IT costs (including accruals related to EDA contracts)	25	10
Distribution costs	9	7
Sales-related costs	12	13
Purchase-related costs	4	5
Interest accruals	25	74
Derivative instruments—liabilities (refer to Note 6)	2	3
Other accrued liabilities	137	138

	489	474

Other accrued liabilities in 2012 include approximately $50 million relating to legal claims.

Other accrued liabilities in 2011 include approximately $45 million of liabilities incurred in connection with the sale of the Sound Solutions business. The settlement of these liabilities in 2012 was reported as cash flows from discontinued operations.

The remaining other accrued liabilities in 2012 and 2011 consist of various smaller items.

Accumulated other comprehensive income (loss), net of tax

Total comprehensive income (loss) represents net income (loss) plus the results of certain equity changes not reflected in the Consolidated Statements of Operations. The after-tax components of accumulated other comprehensive income (loss) and their corresponding changes are shown below:

	Net investment hedge	Currency translation differences	Net actuarial gain/(losses)	Accumulated Other Comprehensive Income (loss)
As of December 31, 2009	—	367	32	399
2010 other comprehensive income (loss)	—	158	(19)	139

As of December 31, 2010	—	525	13	538
2011 other comprehensive income (loss)	(203)	(21)	9	(215)

As of December 31, 2011	(203)	504	22	323
2012 other comprehensive income (loss)	18	10	(51)	(23)

As of December 31, 2012	(185)	514	(29)	300

Cash Flow Information

($ in millions)	For the years ended December 31,
	2012	2011	2010
Net cash paid during the period for:
Interest	292	301	278
Income taxes	28	25	19
Net gain (loss) on sale of assets:
Cash proceeds from the sale of assets	31	30	6
Book value of these assets	(12)	(40)	(142)
Non-cash gains (losses)	1	—	115

	20	(10)	(21)
Non-cash investing information:
Assets received in lieu of cash from the sale of businesses:
Trident shares	—	—	177
Others	3	—	—
Other items:
Other items consist of the following non-cash elements in income:
Value adjustments/impairment financial assets	—	—	(4)
Non-cash interest cost due to applying effective interest method	22	18	15
Others	—	—	(7)

	22	18	4